Loans and liquidity investments - Volume Development, Lending (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Volume Development, Lending
Offers of long-term loans accepted during the year	SEK 89,305	SEK 54,856
Undisbursed loans at year-end	72,914	54,783
Loans and receivables	195,120	208,700
CIRR - loans
Volume Development, Lending
Offers of long-term loans accepted during the year	36,909	10,804
Undisbursed loans at year-end	69,161	49,080
Loans and receivables	49,124	49,802
Concessionary loans
Volume Development, Lending
Loans and receivables	SEK 754	SEK 991